Shareholders' Equity (Deficit) - Additional Information (Detail) - USD ($)				3 Months Ended
	Mar. 11, 2021	Feb. 03, 2021	Jan. 29, 2021	Mar. 11, 2021	Dec. 14, 2020
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, no par value	$ 0.0001			$ 0.0001
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member] | Customer [Member]
Common stock, conversion ratio, percent				20.00%
Over-Allotment Option [Member] | Founder Shares [Member]
Temporary equity, shares subject to possible redemption	750,000			750,000
Common Class A [Member]
Common stock, shares authorized	200,000,000			200,000,000
Common stock, no par value	$ 0.0001			$ 0.0001
Common stock, voting rights				one vote
Common stock, shares outstanding	23,760,000			23,760,000
Temporary equity, shares subject to possible redemption	23,000,000			23,000,000
Common Class B [Member]
Common stock, shares authorized	20,000,000			20,000,000
Common stock, no par value	$ 0.0001			$ 0.0001
Common stock, voting rights				one vote
Common stock, shares outstanding	5,750,000			5,750,000
Common stock, shares, issued	5,750,000			5,750,000	2,875,000
Common stock subject to repurchase, shares			3,375,000
Common stock subject to repurchase		$ 0
Common Class B [Member] | Sponsor [Member]
Common stock, shares outstanding	5,750,000			5,750,000
Common stock subject to repurchase, shares		500,000		5,750,000
Common Class B [Member] | Founder Shares [Member]
Ordinary shares were subject to forfeiture	750,000
Common Class B [Member] | Over-Allotment Option [Member]
Common stock subject to repurchase				$ 0
Ordinary shares were subject to forfeiture				750,000
Percentage of increase in ordinary shares issued				20.00%
Percentage of increase in ordinary shares outstanding				20.00%